revenue from contracts with customers - Accounts receivable (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
revenue from contracts with customers
Customer accounts receivable	$ 1,570	$ 1,263
Accrued receivables - customer	180	175
Allowance for doubtful accounts	(46)	(53)
Total	1,704	1,385
Accrued receivables - other	258	215
Total	$ 1,962	$ 1,600